Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other - Footnotes (Details) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 10	$ 11
Impairment of investments	2	0
Royalties Received	(58)	0
South Africa [Member] | Village Main Reef Limited [Member]
Component Of Operating Other Cost And Expense [Line Items]
Impairment of investments	2
Namibia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	1
Ghana [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	5
Ghana [Member] | Ayanfuri Mine [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties Received	(35)
Tanzania [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims		6
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 4	$ 5